GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL

11. GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB
Balance at January 1, 2012	40,235,526	(30,199,751)	10,035,775
Write-off fully impaired goodwill	(30,199,751)	30,199,751	0
Translation difference	(24,528)	0	(24,528)

Balance at December 31, 2012	10,011,247	0	10,011,247
Translation difference	(300,393)	0	(300,393)

Balance at December 31, 2013	9,710,854	0	9,710,854
Translation difference	35,200	0	35,200

Balance at December 31, 2014	9,746,054	0	9,746,054

Balance at December 31, 2014 US$ (Note 3)	1,570,779	0	1,570,779

In 2005, the Group recognized goodwill of RMB30.2 million and intangible assets of RMB283.7 million in connection with the acquisition of equity interest in C9I. There was no change in the carrying amount of goodwill from the initial recognition date to December 31, 2008. Due to the expiration of WoW license, related goodwill was fully impaired during the year ended December 31, 2009 and was written-off during the year ended December 31, 2012.

In 2010, the Group recognized goodwill of RMB10.9 million in connection with the business combination of Red 5 . The Group measures the consideration it transfers at fair value, which may be calculated as the sum of the acquisition-date fair values of the assets transferred, liabilities incurred to former owners of the acquiree, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. Contingent consideration is measured at fair value and recorded as a liability. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition-date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference would be recognized directly in the consolidated statement of operations and comprehensive loss.

The Group performed annual impairment test on goodwill as of December 31, 2012, 2013 and 2014, respectively, as the fair value was greater than carrying value of the reporting unit, no impairment was recorded.